Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill
Breakdown of intangible assets

	December 31,
	2017	2016
	(€ in thousands)
Software	573	515
Licenses	136	162
Prepayments made on intangible assets	402	165
Total	1,111	842